Commitments - Schedule of Future Minimum Lease Payments under the Non-Cancellable Operating Lease (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Disclosure of maturity analysis of operating lease payments [line items]
Total	¥ 625
Within 1 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total	187
2-5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total	¥ 438